Property, plant and equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
Note 9 - Property, plant, and equipment
As of June 30, 2024, and December 31, 2023, Property, plant and equipment (or "PPE") is recognized in the Unaudited Condensed Consolidated Statement of Financial Position (as restated) with carrying amounts of $556,869 and $476,039, respectively. Of these amounts, $70,981 and $88,322 is related to ROU assets for leased buildings and land, and $10,552 and $10,680 is related to ROU assets for leased machinery and equipment, respectively. Refer to Note 6 - Leases for more details on the Group's ROU assets and operating leases.
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition Cost
Balance as of January 1, 2024	$8,916	$180,945	$251,638	$441,499
Additions[1] - (Restated)	2,732	11,058	101,211	115,001
Divestments and disposals	—	(70)	—	(70)
Reclassifications - (Restated)	1,962	111,104	(113,066)	—
Effect of foreign currency exchange differences - (Restated)	(269)	(6,005)	(6,119)	(12,393)
Balance as of June 30, 2024 - (Restated)	$13,341	$297,032	$233,664	$544,037
Depreciation and impairment
Balance as of January 1, 2024	(2,709)	(61,174)	(579)	(64,462)
Depreciation expense - (Restated)	(1,287)	(2,203)	—	(3,490)
Depreciation capitalized into inventory - (Restated)	—	(2,000)	—	(2,000)
Divestments and disposals	—	34	—	34
Effect of foreign currency exchange differences - (Restated)	159	1,058	—	1,217
Balance as of June 30, 2024 - (Restated)	$(3,837)	$(64,285)	$(579)	$(68,701)

Carrying amount at June 30, 2024 - (Restated)	$9,504	$232,747	$233,085	$475,336
1 - Of $115,001 in additions for the six months ended June 30, 2024, $64,464 has been settled in cash. These $64,464 are included in the $83,884 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $19,420 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2024.